Equity (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 13, 2015	Mar. 14, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common shares approved by Board of Directors		23,000
Fair value of grand shares		$ 287,500
Stock compensation expense					$ 71,875	$ 215,625
Share-based payment award, Description						The shares were valued at $287,500 based on the Company's stock price, and $215,625 was recognized for the year ended December 31, 2013. The remaining stock compensation expense of $71,875 was recognized during the year ended December 31, 2014.
Common shares, Vested					195,000
Fair value of common shares					$ 168,500
Common stock issued to note holder, shares					50,000
Common stock issued, shares					5,000	51,657
Proceeds from sale of common stock						$ 41,250
Stock issued during period shares post merger		360,032
Loss on debt extinguishment			$ (34,878)
Convertible Debt [Member]
Class of Stock [Line Items]
Common stock issued, shares	25,000
Loss on debt extinguishment	$ 8,750